Dear Variable Annuity Owner:

The U. S. stock market showed strong gains overall once again in 1999. While gains were concentrated in the "dot coms" and other technology stocks, the broad-based market outperformed historical averages, even though approximately half of all stocks suffered declines for the year. Interest rate increases in the latter half of the year didn't seem to dampen the enthusiasm, but did depress returns in the bond market. After a down year in 1998, many of the developing international markets rebounded in 1999. These results are reflected in the very attractive 1999 returns of the subaccounts of MEMBERS(R) Variable Annuity.

                                                  Percent increase
                                                 in Unit Value from
                     Subaccount               12/31/98 through 12/31/99

          Money Market                                  3.41%
          Bond                                         -0.70%
          Balanced                                     12.92%
          Growth and Income Stock                      16.31%
          Capital Appreciation Stock                   23.50%
          Mid-Cap Stock*                               12.60%
          International Stock                          31.51%
          Global Governments                           -3.91%
          Emerging Growth                              74.25%
          High Income                                   2.85%
          Developing Markets                           51.26%

*The Mid-Cap Stock fund was added to MEMBERS(R) Variable Annuity on May 1, 1999.

As you may know, the CUNA Mutual Life Variable Annuity Account is divided into subaccounts that each invest in an underlying mutual fund. The results shown above reflect the deduction of the separate account level charges. As a result, returns at the subaccount level shown above are slightly lower than at the mutual fund level.

This booklet contains the annual reports for the various components of MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

     Statement of Assets and Liabilities.............................. page   2
     Statement of Operations.......................................... page   4
     Statement of Changes in Net Assets............................... page   5
     Notes to the Financial Statements................................ page   8
     Report of Independent Accountants................................ page  13

The remaining sections of this booklet contain the annual reports for the mutual funds:

(1) the Ultra Series Fund which includes the Mid-Cap Stock Fund, Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund;

(2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;

(3)  the  MFS(R)Global   Governments  SeriesSM  and  the  MFS(R)Emerging  Growth
     SeriesSM of the MFS(R)Variable Insurance TrustSM,

(4) the Oppenheimer High Income Fund of the Oppenheimer Variable Account Funds; and

(5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund.

We at CUNA Mutual Life Insurance Company want to take this opportunity to thank you for the confidence you place in us. We look forward to serving your long term asset accumulation needs in the coming years. Thank you for giving us the opportunity to do so.

Sincerely,


/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 1999


                                                                                                           Capital
                                                 Money                                    Growth and    Appreciation    Mid-Cap
                                                Market         Bond        Balanced      Income Stock       Stock        Stock
Assets:                                       Subaccount    Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   42,288,931 shares at net asset value of
   $1.00 per share (cost $42,288,931)        $42,288,931   $        --   $         --   $         --   $         --   $       --

Bond Fund,
   7,683,188 shares at net asset value of
   $10.05 per share (cost $80,763,952)                --    77,192,120             --             --             --           --

Balanced Fund,
   20,526,307 shares at net asset value of
   $20.44 per share (cost $351,295,934)               --            --    419,471,431             --             --           --

Growth and Income Stock Fund,
   17,623,680 shares at net asset value of
   $33.58 per share (cost $453,606,758)               --            --             --    591,762,029             --           --

Capital Appreciation Stock Fund,
   11,469,593 shares at net asset value of
   $25.59 per share (cost $201,816,014)               --            --             --             --    293,507,530           --

Mid-Cap Stock Fund,
   845,419 shares at net asset value of
   $11.15 per share (cost $8,765,849)                 --            --             --             --             --    9,422,814
                                              ----------    ----------    -----------    -----------    -----------    ---------
      Total assets                            42,288,931    77,192,120    419,471,431    591,762,029    293,507,530    9,422,814
                                              ----------    ----------    -----------    -----------    -----------    ---------
Liabilities:
Accrued adverse mortality and
   expense charges                                44,869        82,118        437,866        612,375        300,475        8,915
Other accrued expenses                             5,384         9,854         52,544         73,485         36,057        1,070
                                              ----------    ----------    -----------    -----------    -----------    ---------
      Total liabilities                           50,253        91,972        490,410        685,860        336,532        9,985
                                              ----------    ----------    -----------    -----------    -----------    ---------
      Net assets                             $42,238,678   $77,100,148   $418,981,021   $591,076,169   $293,170,998   $9,412,829
                                              ==========    ==========    ===========    ===========    ===========    =========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                                 $42,228,258   $77,094,129   $418,799,682   $590,737,672   $293,122,958   $9,412,829
Contracts in annuity payment period
   (note 2 and note 5)                            10,420         6,019        181,339        338,497         48,040           --
                                              ----------    ----------    -----------    -----------    -----------    ---------
      Total contract owners' equity          $42,238,678   $77,100,148   $418,981,021   $591,076,169   $293,170,998   $9,412,829
                                              ==========    ==========    ===========    ===========    ===========    =========
      Total units outstanding
        (note 5 and note 6)                    3,485,839     6,071,064     22,086,578     21,928,818      9,927,977      835,797
                                              ==========    ==========    ===========    ===========    ===========    =========
      Net asset value per unit                    $12.12        $12.70         $18.97         $26.95         $29.53       $11.26
                                              ==========    ==========    ===========    ===========    ===========    =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 Statements of Assets and Liabilities, continued
                                December 31, 1999


                                             International     Global       Emerging         High        Developing
                                                 Stock       Governments     Growth         Income        Markets
Assets:                                       Subaccount     Subaccount    Subaccount     Subaccount     Subaccount
Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   5,081,603 shares at net asset value of
   $19.04 per share (cost $64,237,903)       $96,753,712   $        --   $         --   $        --    $       --

Investments in MFS(R) Variable Insurance
   TrustSM:  Global Governments Series,
   1,186,136 shares at net asset value of
   $10.03 per share (cost $12,203,108)                --    11,896,939             --            --            --

Investments in MFS(R) Variable Insurance
   TrustSM:  Emerging Growth Series,
   4,340,874 shares at net asset value of
   $37.94 per share (cost $71,452,562)                --            --    164,692,774            --            --

Investments in Oppenheimer
Variable Account Funds:
   High Income Series,
   4,668,713 shares at net asset value of
   $10.72 per share (cost $52,150,556)                --            --             --    50,048,599            --

Investments in Templeton
Variable Products Series Fund:
   Developing Markets Series,
   1,065,575 shares at net asset value of
   $7.74 per share (cost $7,424,880)                  --            --             --            --     8,247,553
                                              ----------    ----------     ----------    ----------     ---------
      Total assets                            96,753,712    11,896,939    164,692,774    50,048,599     8,247,553
                                              ----------    ----------     ----------    ----------     ---------
Liabilities
Accrued adverse mortality and
   expense charges                                96,388        12,620        153,019        52,977         8,153
Other accrued expenses                            11,567         1,514         18,362         6,357           978
                                              ----------    ----------     ----------    ----------     ---------
      Total liabilities                          107,955        14,134        171,381        59,334         9,131
                                              ----------    ----------     ----------    ----------     ---------
      Net assets                             $96,645,757   $11,882,805   $164,521,393   $49,989,265    $8,238,422
                                              ==========    ==========     ==========    ==========     =========
Contract owners' equity:
Contracts in accumulation period
   (note 5)                                  $96,611,206   $11,880,871   $164,457,558   $49,964,387    $8,238,422
Contracts in annuity payment period
   (note 2 and note 5)                            34,551         1,934         63,835        24,878            --
                                              ----------    ----------    -----------    ----------    ----------
      Total contract owners' equity          $96,645,757   $11,882,805   $164,521,393   $49,989,265    $8,238,422
                                              ==========    ==========    ===========    ==========    ==========
      Total units outstanding
        (note 5 and note 6)                    5,099,856     1,028,390      5,885,301     4,471,934     1,052,898
                                              ==========    ==========    ===========    ==========     =========
      Net asset value per unit                    $18.95        $11.55         $27.95        $11.18         $7.82
                                              ==========    ==========    ===========    ==========     =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                          Year Ended December 31, 1999

                                                                                                         Capital
                                                 Money                                   Growth and    Appreciation    Mid-Cap
                                                Market        Bond        Balanced      Income Stock       Stock        Stock
Investment income (loss):                     Subaccount   Subaccount    Subaccount      Subaccount     Subaccount    Subaccount*
  Dividend income                             $1,522,055   $4,277,081    $10,169,612     $5,124,994       $226,205      $10,882
  Adverse mortality and expense charges
   (note 3)                                     (402,770)    (867,332)    (4,505,676)    (6,533,293)    (3,016,735)     (35,716)
  Administrative charges                         (48,332)    (104,080)      (540,681)      (783,995)      (362,008)      (4,286)
                                              ----------    ---------     ----------     ----------     ----------     --------
  Net investment income (loss)                 1,070,953    3,305,669      5,123,255     (2,192,294)    (3,152,538)     (29,120)
                                              ----------    ---------     ----------     ----------     ----------     --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                         --          932      9,279,868     34,833,810     22,666,544      161,382
   Proceeds from sale of securities           31,971,511    2,664,667      3,751,858      5,608,783      3,268,059      170,297
   Cost of securities sold                   (31,971,511)  (2,704,864)    (3,104,055)    (4,019,449)    (2,206,505)    (165,867)
                                              ----------    ---------     ----------     ----------     ----------     --------
   Net realized gain (loss) on security
    transactions                                      --      (39,265)     9,927,671     36,423,144     23,728,098      165,812
  Net change in unrealized appreciation
   or depreciation on investments                     --   (3,692,698)    28,064,336     39,831,071     32,577,970      656,965
                                              ----------    ---------     ----------     ----------     ----------     --------
   Net gain (loss) on investments                     --   (3,731,963)    37,992,007     76,254,215     56,306,068      822,777
                                              ----------    ---------      ---------     ----------     ----------     --------
Net increase (decrease) in net assets
  resulting from operations                   $1,070,953    ($426,294)   $43,115,262    $74,061,921    $53,153,530     $793,657
                                              ==========    =========     ==========     ==========     ==========     ========


                                             International   Global       Emerging          High        Developing
                                                 Stock     Governments     Growth          Income         Markets
Investment income (loss):                     Subaccount   Subaccount    Subaccount      Subaccount     Subaccount
  Dividend income                               $349,630     $704,569     $       --     $2,912,591        $59,822
  Adverse mortality and expense charges
   (note 3)                                     (955,515)    (156,137)    (1,275,520)      (577,108)       (74,634)
  Administrative charges                        (114,662)     (18,736)      (153,062)       (69,253)        (8,956)
                                              ----------     --------     ----------      ---------      ---------
  Net investment income (loss)                  (720,547)     529,696     (1,428,582)     2,266,230        (23,768)
                                              ----------     --------     ----------      ---------      ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                  1,098,836           --             --             --             --
   Proceeds from sale of securities            3,441,993    1,928,284      2,948,887      2,496,815        675,899
   Cost of securities sold                    (2,827,743)  (1,928,216)    (1,811,377)    (2,623,502)      (739,788)
                                              ----------     --------     ----------      ---------      ---------
   Net realized gain (loss) on security
    transactions                               1,713,086           68      1,137,510       (126,687)       (63,889)
  Net change in unrealized appreciation
   or depreciation on investments             22,008,904   (1,022,529)    69,201,365     (1,022,154)     2,636,489
                                              ----------     --------     ----------      ---------      ---------
   Net gain (loss) on investments             23,721,990   (1,022,461)    70,338,875     (1,148,841)     2,572,600
                                              ----------     --------     ----------      ---------      ---------
Net increase (decrease) in net assets
  resulting from operations                  $23,001,443    ($492,765)   $68,910,293     $1,117,389     $2,548,832
                                              ==========     ========     ==========      =========      =========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1999 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                     Years Ended December 31, 1999 and 1998


                                                        MONEY MARKET SUBACCOUNT                           BOND SUBACCOUNT
Operations:                                            1999                 1998                      1999                1998
  Net investment income (loss)                     $1,070,953             $703,868                $3,305,669          $2,254,028
  Net realized gain (loss) on
   security transactions                                   --                   --                   (39,265)             57,978
  Net change in unrealized appreciation
   or depreciation on investments                          --                   --                (3,692,698)           (318,903)
                                                  -----------          -----------               -----------         -----------
    Change in net assets from operations            1,070,953              703,868                  (426,294)          1,993,103
                                                  -----------          -----------               -----------         -----------
Capital unit transactions (note 5):
  Proceeds from sales of units                    108,025,036           94,300,896                71,191,403          54,431,468
  Cost of units repurchased                       (93,597,976)         (85,815,744)              (51,892,110)        (31,471,803)
  Actuarial adjustments for mortality
   experience on annuities in payment period              214                1,043                       536                  --
  Annuity benefit payments                               (815)                (565)                     (283)                 --
                                                  -----------          -----------               -----------         -----------
   Change in net assets from capital
    unit transactions                              14,426,459            8,485,630                19,299,546          22,959,665
                                                  -----------          -----------               -----------         -----------
Increase (decrease) in net assets                  15,497,412            9,189,498                18,873,252          24,952,768
Net assets:
  Beginning of period                              26,741,266           17,551,768                58,226,896          33,274,128
                                                  -----------          -----------               -----------         -----------
  End of period                                   $42,238,678          $26,741,266               $77,100,148         $58,226,896
                                                  ===========          ===========               ===========         ===========

                                                          BALANCED SUBACCOUNT                  GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                            1999                 1998                      1999                1998
  Net investment income (loss)                     $5,123,255           $4,495,569               ($2,192,294)          ($729,501)
  Net realized gain (loss) on
   security transactions                            9,927,671              301,386                36,423,144          16,746,571
  Net change in unrealized appreciation
   or depreciation on investments                  28,064,336           22,339,305                39,831,071          36,859,343
                                                  -----------          -----------               -----------          ----------
    Change in net assets from operations           43,115,262           27,136,260                74,061,921          52,876,413
                                                  -----------          -----------               -----------          ----------
Capital unit transactions (note 5):
  Proceeds from sale of units                     253,387,516          201,699,655               324,474,244         259,426,762
  Cost of units repurchased                      (174,777,068)        (116,452,760)             (237,335,322)       (164,872,612)
  Actuarial adjustments for mortality
   experience on annuities in payment period            3,206                5,666                     8,597              24,088
  Annuity benefit payments                            (25,514)              (8,767)                  (38,478)            (23,863)
                                                  -----------          -----------               -----------          ----------
   Change in net assets from capital
    unit transactions                              78,588,140           85,243,794                87,109,041          94,554,375
                                                  -----------          -----------               -----------          ----------
Increase (decrease) in net assets                 121,703,402          112,380,054               161,170,962         147,430,788
Net assets:
  Beginning of period                             297,277,619          184,897,565               429,905,207         282,474,419
                                                  -----------          -----------               -----------          ----------
  End of period                                  $418,981,021         $297,277,619              $591,076,169        $429,905,207
                                                  ===========          ===========               ===========          ==========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 Statements of Changes in Net Assets, continued
                     Years Ended December 31, 1999 and 1998


                                                CAPITAL APPRECIATION STOCK SUBACCOUNT                    MID-CAP STOCK SUBACCOUNT
Operations:                                            1999                 1998                      1999*
  Net investment income (loss)                    ($3,152,538)         ($1,822,377)                 ($29,120)
  Net realized gain (loss) on
   security transactions                           23,728,098            5,406,078                   165,812
  Net change in unrealized appreciation
   or depreciation on investments                  32,577,970           26,215,883                   656,965
                                                  -----------          -----------                ----------
    Change in net assets from operations           53,153,530           29,799,584                   793,657
                                                  -----------          -----------                ----------
Capital unit transactions (note 5):
  Proceeds from sales of units                    176,946,680          144,717,642                 9,591,635
  Cost of units repurchased                      (142,267,223)        (104,154,942)                 (972,463)
  Actuarial adjustments for mortality
   experience on annuities in payment period              (40)               1,604                        --
  Annuity benefit payments                             (3,690)              (2,040)                       --
                                                  -----------          -----------                ----------
   Change in net assets from capital
    unit transactions                              34,675,727           40,562,264                 8,619,172
                                                  -----------          -----------                ----------
  Increase (decrease) in net assets                87,829,257           70,361,848                 9,412,829
Net assets:
  Beginning of period                             205,341,741          134,979,893                        --
                                                  -----------          -----------                ----------
  End of period                                  $293,170,998         $205,341,741                $9,412,829
                                                  ===========          ===========                ==========

                                                    INTERNATIONAL STOCK SUBACCOUNT                 GLOBALGOVERNMENTS SUBACCOUNT
Operations:                                            1999                 1998                      1999                1998
  Net investment income (loss)                      ($720,547)            $217,383                  $529,696            ($20,398)
  Net realized gain (loss) on
   security transactions                            1,713,086              179,367                        68              26,108
  Net change in unrealized appreciation
   or depreciation on investments                  22,008,904            7,712,376                (1,022,529)            812,043
                                                   ----------           ----------                ----------          ----------
    Change in net assets from operations           23,001,443            8,109,126                  (492,765)            817,753
                                                   ----------           ----------                ----------          ----------
Capital unit transactions (note 5):
  Proceeds from sale of units                      75,751,302           69,543,570                12,623,162          12,632,833
  Cost of units repurchased                       (73,522,825)         (61,375,314)              (13,481,702)        (14,130,911)
  Actuarial adjustments for mortality
   experience on annuities in payment period              150                1,013                        13                 163
  Annuity benefit payments                             (2,564)              (1,418)                     (186)                (95)
                                                   ----------           ----------                ----------          ----------
   Change in net assets from capital
    unit transactions                               2,226,063            8,167,851                  (858,713)         (1,498,010)
                                                   ----------           ----------                ----------          ----------
Increase (decrease) in net assets                  25,227,506           16,276,977                (1,351,478)           (680,257)
Net assets:
  Beginning of period                              71,418,251           55,141,274                13,234,283          13,914,540
                                                   ----------           ----------                ----------          ----------
  End of period                                   $96,645,757          $71,418,251               $11,882,805         $13,234,283
                                                   ==========           ==========                ==========          ==========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1999 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 Statements of Changes in Net Assets, continued
                     Years Ended December 31, 1999 and 1998


                                                      EMERGING GROWTH SUBACCOUNT                       HIGH INCOME SUBACCOUNT
Operations:                                            1999                 1998                      1999                1998
  Net investment income (loss)                    ($1,428,582)           ($360,514)               $2,266,230            $522,625
  Net realized gain (loss) on
   security transactions                            1,137,510              201,695                  (126,687)            (32,367)
  Net change in unrealized appreciation
   or depreciation on investments                  69,201,365           17,967,979                (1,022,154)         (1,183,574)
                                                  -----------           ----------                ----------          ----------
    Change in net assets from operations           68,910,293           17,809,160                 1,117,389            (693,316)
                                                  -----------           ----------                ----------          ----------
Capital unit transactions (note 5):
  Proceeds from sales of units                     88,662,009           66,101,724                42,750,865          40,076,447
  Cost of units repurchased                       (74,742,597)         (47,694,150)              (32,579,557)        (14,246,691)
  Actuarial adjustments for mortality
   experience on annuities in payment period              254                2,039                      (243)                616
  Annuity benefit payments                             (3,421)              (1,964)                   (6,484)               (844)
                                                  -----------           ----------                ----------          ----------
   Change in net assets from capital
    unit transactions                              13,916,245           18,407,649                10,164,581          25,829,528
                                                  -----------           ----------                ----------          ----------
  Increase (decrease) in net assets                82,826,538           36,216,809                11,281,970          25,136,212
Net assets:
  Beginning of period                              81,694,855           45,478,046                38,707,295          13,571,083
                                                  -----------           ----------                ----------          ----------
  End of period                                  $164,521,393          $81,694,855               $49,989,265         $38,707,295
                                                  ===========           ==========                ==========          ==========


                                                      DEVELOPING MARKETS SUBACCOUNT
Operations:                                            1999                 1998
  Net investment income (loss)                       ($23,768)             $28,189
  Net realized gain (loss) on
   security transactions                              (63,889)            (254,209)
  Net change in unrealized appreciation
   or depreciation on investments                   2,636,489             (665,933)
                                                    ---------            ---------
    Change in net assets from operations            2,548,832             (891,953)
                                                    ---------            ---------
Capital unit transactions (note 5):
  Proceeds from sales of units                      5,286,209            4,921,625
  Cost of units repurchased                        (4,090,271)          (2,583,701)
  Actuarial adjustments for mortality
   experience on annuities in payment period               --                   --
  Annuity benefit payments                                 --                   --
                                                    ---------            ---------
   Change in net assets from capital
    unit transactions                               1,195,938            2,337,924
                                                    ---------            ---------
  Increase (decrease) in net assets                 3,744,770            1,445,971
Net assets:
  Beginning of period                               4,493,652            3,047,681
                                                    ---------            ---------
  End of period                                    $8,238,422           $4,493,652
                                                    =========            =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)   Organization

      The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

      Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)   Significant Accounting Policies

      Investments

      The Variable Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra
      Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      The Ultra Series Fund currently has six funds available as investment options under the Contracts. The T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, the MFS Variable Insurance Trust has two funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the Contracts. All five investment companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund or class.

      CIMCO Inc. (CIMCO) serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      Rowe Price-Fleming International, Inc. (RPFI) serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc.

      Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series (formerly known as the MFS World Governments Series) and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

      OppenheimerFunds, Inc. (the Manager) serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

      Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

      Annuity Reserves

      Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)   Fees and Charges

      Contract Charges

      Surrender Charge (Contingent Deferred Sales Charge). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

      For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

      Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

      Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

      Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

      Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

      Variable Account Charges

      Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

      Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)   Investment Transactions

      The  cost  of  shares  purchased,   including   reinvestment  of  dividend
distributions, during the year ended December 31, 1999, was as follows:

      Money Market Fund........................................    $47,509,252
      Bond Fund................................................     25,340,633
      Balanced Fund............................................     97,121,035
      Growth and Income Stock Fund.............................    125,881,974
      Capital Appreciation Stock Fund..........................     57,717,680
      Mid-Cap Stock Fund.......................................      8,931,715
      International Stock Portfolio............................      6,127,083
      Global Governments Series................................      1,608,359
      Emerging Growth Series...................................     15,577,084
      High Income Fund.........................................     14,972,248
      Developing Markets Fund..................................      1,855,486

(5)   Accumulation Unit Activity from Contract Transactions

      Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 1999 and 1998, were as follows:

                                                                                                               Capital
                                                   Money                                     Growth and    Appreciation     Mid-Cap
                                                  Market          Bond         Balanced     Income Stock       Stock         Stock
                                                Subaccount     Subaccount     Subaccount     Subaccount     Subaccount    Subaccount
Units for contracts in accumulation period:
Outstanding at December 31, 1997                 1,551,829      2,725,770     12,307,622     14,176,543      6,732,473           --
Sold                                             8,181,344      4,340,906     12,797,304     13,088,415      6,677,442           --
Repurchased                                     (7,453,236)    (2,512,411)    (7,416,551)    (7,720,236)    (4,825,236)          --
                                                 ---------      ---------      ---------      ---------       --------     --------
Outstanding at December 31, 1998                 2,279,937      4,554,265     17,688,375     19,544,722      8,584,679           --
Sold                                             9,061,675      5,596,028     14,144,468     12,580,706      6,829,980      928,691
Repurchased                                     (7,856,633)    (4,079,703)    (9,755,824)    (9,209,170)    (5,488,309)     (92,894)
                                                 ---------      ---------      ---------      ---------      ---------     --------
Outstanding at December 31, 1999                 3,484,979      6,070,590     22,077,019     21,916,258      9,926,350      835,797
                                                 ---------      ---------      ---------      ---------      ---------     --------

Units for annuitized contracts:
Outstanding at December 31, 1997                        --             --          3,394          9,339            248           --
Sold                                                   851             --          3,734          3,012          1,610           --
Repurchased                                            (49)            --           (560)        (1,116)           (95)          --
                                                 ---------      ---------      ---------      ---------      ---------     --------
Outstanding at December 31, 1998                       802             --          6,568         11,235          1,763           --
Sold                                                   129            496          4,636          2,914             10           --
Repurchased                                            (71)           (22)        (1,645)        (1,589)          (146)          --
                                                 ---------      ---------      ---------      ---------      ---------     --------
Outstanding at December 31, 1999                       860            474          9,559         12,560          1,627           --
                                                 ---------      ---------      ---------      ---------      ---------     --------

Total units outstanding December 31, 1999        3,485,839      6,071,064     22,086,578     21,928,818      9,927,977      835,797
                                                 =========      =========      =========      =========      =========     ========

                                                 International         Global           Emerging            High          Developing
                                                     Stock           Governments         Growth            Income           Markets
Units for contracts in accumulation period:       Subaccount         Subaccount        Subaccount        Subaccount       Subaccount
Outstanding at December 31, 1997                   4,373,475          1,232,126          3,752,045         1,234,868        458,727
Sold                                               5,084,334          1,096,046          4,842,925         3,628,181        896,126
Repurchased                                       (4,503,797)        (1,227,192)        (3,503,194)       (1,303,283)      (486,052)
                                                   ---------          ---------          ---------         ---------      ---------
Outstanding at December 31, 1998                   4,954,012          1,100,980          5,091,776         3,559,766        868,801
Sold                                               4,987,211          1,075,683          4,879,364         3,836,333        826,182
Repurchased                                       (4,843,190)        (1,148,440)        (4,088,123)       (2,926,390)      (642,085)
                                                   ---------          ---------          ---------         ---------      ---------
Outstanding at December 31, 1999                   5,098,033          1,028,223          5,883,017         4,469,709      1,052,898
                                                   ---------          ---------          ---------         ---------      ---------

Units for annuitized contracts:
Outstanding at December 31, 1997                          --                 --              1,491                --             --
Sold                                                   2,090                190              1,112             1,617             --
Repurchased                                             (106)                (8)              (143)              (78)            --
                                                   ---------          ---------          ---------         ---------      ---------
Outstanding at December 31, 1998                       1,984                182              2,460             1,539             --
Sold                                                      13                  1                 15             1,433             --
Repurchased                                             (174)               (16)              (191)             (747)            --
                                                   ---------          ---------          ---------         ---------      ---------
Outstanding at December 31, 1999                       1,823                167              2,284             2,225             --
                                                   ---------          ---------          ---------         ---------      ---------

Total units outstanding December 31, 1999          5,099,856          1,028,390          5,885,301         4,471,934      1,052,898
                                                   =========          =========          =========         =========      =========

(6)  Condensed Financial Information

      The table below gives per unit information about the financial history of each subaccount for each period.

                                        Money Market                  Bond                  Balanced              Growth & Income
                                         Subaccount                Subaccount              Subaccount            Stock Subaccount

Unit value:                          1999        1998          1999        1998         1999        1998         1999        1998

  Beginning of period               $11.72      $11.31       $12.79      $12.21        $16.80     $15.02        $23.17      $19.91

  End of period                      12.12       11.72        12.70       12.79         18.97      16.80         26.95       23.17

Percentage increase (decrease)
  in unit value during  period       3.41%       3.63%      (0.70%)       4.75%        12.92%     11.85%        16.31%      16.37%

Number of units outstanding
  at end of period               3,485,839   2,280,739    6,071,064   4,554,265    22,086,578 17,694,943    21,928,818  18,555,957


                                    Capital Appreciation             Mid-Cap              International         Global Governments
                                      Stock Subaccount          Stock Subaccount        Stock Subaccount            Subaccount

Unit value:                          1999        1998          1999*                    1999        1998         1999        1998

  Beginning of period               $23.91      $20.05       $10.00                    $14.41     $12.61        $12.02      $11.29

  End of period                      29.53       23.91        11.26                     18.95      14.41         11.55       12.02

Percentage increase (decrease)
  in unit value during  period      23.50%      19.25%      12.60%**                   31.51%     14.27%       (3.91%)       6.47%

Number of units outstanding
  at end of period               9,927,977   8,586,442      835,797                 5,099,856  4,955,996     1,028,390   1,101,162

  *1999 data is for the eight-month period ended December 31, 1999.

**Not annualized.

                                       Emerging Growth             High Income           Developing Markets
                                         Subaccount                Subaccount                Subaccount

Unit value:                          1999        1998          1999        1998         1999        1998

  Beginning of period               $16.04      $12.12       $10.87      $10.99         $5.17      $6.64

  End of period                      27.95       16.04        11.18       10.87          7.82       5.17

Percentage increase (decrease)
  in unit value during  period      74.25%      32.34%        2.85%     (1.09%)        51.26%   (22.14%)

Number of units outstanding
  at end of period               5,885,301   5,094,236    4,471,934   3,561,305     1,052,898    868,801

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                        Report of Independent Accountants


To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, International Stock, Global Governments, Emerging Growth, High Income and the Developing Markets Subaccounts) as of December 31, 1999, the results of each of their operations and the changes in each of their net assets for the year or the period then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1999 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer High Income Fund and Templeton Developing Markets Fund, provide a reasonable basis for the opinion expressed above. The financial statements of the CUNA Mutual Life Variable Annuity Account as of December 31, 1998 and for the period then ended were audited by other independent accountants whose report dated February 5, 1999 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 11, 2000